Notes to the consolidated statement of cash flows	12 Months Ended
Dec. 31, 2019
Notes to the consolidated statement of cash flows
Notes to the consolidated statement of cash flows

24.  Notes to the consolidated statement of cash flows

(a)	Major non-cash transactions

The Group had non-cash additions to right-of-use assets and lease liabilities of RMB23,531 and RMB23,531, respectively, in respect of lease arrangements for buildings during 2019 Predecessor Period (2018 Predecessor Period and 2017 Predecessor Period:  nil). RMB29,241 were deducted from the cash consideration paid to the senior executives in lieu of full settlement of the advances due to the Partnership upon the completion of the Business Combination (Note 23).

(b)	Changes in liabilities arising from financing activities:

	Period from		Period from
	19 December to		1 January to		Year ended 31	Year ended 31
	31 December 2019		18 December 2019		December 2018	December 2017
	Successor (NFH)		Predecessor (HHH)
	Interest-bearing		Interest-bearing		Interest-bearing	Interest-bearing
	loans and	Lease	loans and	Lease	loans and	loans and
	borrowings	liabilities	borrowings	liabilities	borrowings	borrowings
At the end of the last period	2,071,103	—	407,592	—	279,533	131,110
Effect of adoption of IFRS 16	—	—	—	1,815,187	—	—
At the beginning of the period	2,071,103	—	407,592	1,815,187	279,533	131,110
Changes from financing cash flows	—	(9,702)	(22,097)	(167,864)	103,635	166,449
Foreign exchange movement	(4,178)	—	8,838	—	24,424	(18,026)
Interest expense	—	3,716	—	102,523	—	—
New leases	—	—	—	23,531	—	—
Accrued but unpaid rent	—	(20,647)	—	(303)	—	—
Business Combination (Note 23)	394,333	1,778,336	—	—	—	—
Lease modification	—	—	—	5,262	—	—
At the end of the period	2,461,258	1,751,703	394,333	1,778,336	407,592	279,533
(c)	Total cash outflow for leases

The total cash outflow for leases included in the statement of cash flows is as follows:

	Period from	Period from
	19 December to	1 January to
	31 December 2019	18 December 2019
	Successor (NFH)	Predecessor (HHH)
Within financing activities
	9,702	167,864